Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Rent and lease expense			$ 81.5
Contingent rent payments			$ 0.8
Lease income as a percentage of revenues	7.00%	8.00%